NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	May 1, 2019

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -

Altegris/AACA Opportunistic Real Estate Fund,

Altegris/AACA Real Estate Income Fund,

Beech Hill Total Return Fund,

Biondo Focus Fund,

BTS Managed Income Fund,

BTS Tactical Fixed Income Fund,

FX Strategy Fund,

Princeton Long/Short Treasury Fund,

TransWestern Institutional Short Duration Government Bond Fund

Post-Effective Amendment No. 1,179, 1,180, 1,181, 1,182, 1,183, 1,184 1,185, 1,193 and 1,194 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris/AACA Opportunistic Real Estate Fund, Altegris/AACA Real Estate Income Fund, Beech Hill Total Return Fund, Biondo Focus Fund, BTS Managed Income Fund, BTS Tactical Fixed Income Fund, FX Strategy Fund, Princeton Long/Short Treasury Fund, and TransWestern Institutional Short Duration Government Bond Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Altegris/AACA Opportunistic Real Estate Fund	1194	0001580642-19-002164	4/29/19
Altegris/AACA Real Estate Income Fund	1193	0001580642-19-002162	4/29/19
Beech Hill Total Return Fund	1179	0001580642-19-002019	4/22/19
Biondo Focus Fund	1183	0001580642-19-002036	4/23/19

BTS Managed Income Fund	1181	0001580642-19-002024	4/22/19
BTS Tactical Fixed Income Fund	1182	0001580642-19-002026	4/22/19
FX Strategy Fund	1180	0001580642-19-002023	4/22/19
Princeton Long/Short Treasury Fund	1185	0001580642-19-002040	4/23/19
TransWestern Institutional Short Duration Government Bond Fund	1184	0001580642-19-002037	4/23/19

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary